Capital Commitments And Contingencies	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
CAPITAL COMMITMENTS AND CONTINGENCIES
13.	CAPITAL COMMITMENTS AND CONTINGENCIES

As of March 31, 2019 and 2020, the Group had no commitments for capital expenditure contracted for but not provided in the consolidated financial statements in respect of the acquisition of property, plant and equipment.